Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
5. Intangible Assets

	December 31,	December 31,
	2012	2011
Cost	(in thousands)
Customer relationships acquired	$33,951	$22,193
Technology asset acquired	11,169	11,169
Order backlog	2,571	3,260
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	-
Foreign exchange movement	(1,001)	(1,728)
Total cost	49,861	37,576
Accumulated amortization	(15,363)	(9,467)
Foreign exchange movement	(51)	151

Net book value	$34,447	$28,260

On February 28, 2012 the Company acquired PriceSpective a strategy consulting company. The value of certain customer relationships identified of $10.2 million is being amortized over approximately 10 years, the estimated period of benefit. The value of order backlog and certain non-compete arrangements identified of $0.4 million and $0.4 million respectively are being amortized over approximately 0.8 and 3 years, the estimated period of benefit.  $1,367,000 has been amortized in the period since the date of acquisition.

On February 15, 2012 the Company acquired BeijingWits Medical, a Chinese CRO. The value of certain customer relationships and order backlog identified of $1.8 million and $0.4 million respectively are being amortized over approximately 10 and 4 years, the estimated period of benefit. The value of certain non-compete arrangements identified of $0.01 million are being amortized over approximately 5 years, the estimated period of benefit.  $253,000 has been amortized in the period since the date of acquisition.

On July 14, 2011 the Company acquired Firecrest Clinical Limited, a provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of the Firecrest tradename and order backlog identified of $1.4 million and $1.2 million respectively are being amortized over approximately 4.5 and 1.2 years, the estimated period of benefit.  $4,482,000 has been amortized in the period since the date of acquisition.

On January 14, 2011 the Company acquired Oxford Outcomes Limited, an international health outcomes consultancy business. The value of certain customer relationships and order backlog identified of $6.6 million and $0.6 million respectively are being amortized over approximately 6.5 and 2 years, the estimated period of benefit.   $2,666,000 has been amortized in the period since the date of acquisition. A put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes Limited. This option was exercised in October 2011.

On May 17, 2010 the Company acquired Timaq Medical Imaging, a European provider of advanced imaging services.  The value of certain client relationships identified of $0.8 million is being amortized over approximately 3 years, the estimated period of benefit.  $674,000 has been amortized in the period since the date of acquisition.

During the year ended December 31, 2009 the Company completed the acquisitions of Qualia Clinical Services, Inc, a US provider of Phase I clinical trial services and Veeda Laboratories Limited, a specialist provider of biomarker laboratory services. The value of certain client relationships identified of $0.4 million is being amortized over 3 years, the estimated period of benefit.  $352,000 has been amortized in the period since the date of acquisition.

On November 14, 2008 the Company acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services.  The value of certain customer relationships identified of $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit.  $3,347,000 has been amortized in the period since the date of acquisition.

On February 11, 2008 the Company acquired Healthcare Discoveries, a US provider of Phase I clinical trial services.  The value of certain client relationships identified of $1.6 million is being amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit.  The value of certain volunteer lists identified of $1.3 million is being amortized over approximately 6 years, the estimated period of benefit. $2,222,000 has been amortized in the period since the date of acquisition.

Future intangible asset amortization expense for the years ended December 31, 2013 to December 31, 2017 is as follows:

Year ended December 31 (in thousands)
2013	$6,078
2014	5,800
2015	5,642
2016	5,048
2017	4,182

$26,750